Income Tax Expense Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense Reconciliation
Income tax expense at U.S. statutory rate	$ 420	$ 536	$ 565
Tax incentives	(112)	(111)	(146)
Foreign taxes less than U.S. rate	(48)	(98)	(89)
State and local taxes	15	26	32
Branded Prescription Drug Fee	10	20	7
Research and Orphan Drug Credit	(7)	(7)	(10)
Domestic manufacturing deduction	(14)
Tax contingencies	12	(19)	(30)
Other items	(6)	(1)	(4)
Income tax expense	$ 270	$ 346	$ 325